Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000027972 | 35068139Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | 35068133Halma plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | 35068131ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027972 | 35068106Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 35068128Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 35068137NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027972 | 35068101Autoliv Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027972 | 35068102Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027972 | 35068136MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027972 | 35068121ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027972 | USD
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000027972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027972 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027972 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027972 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027972 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027972 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027972 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027972 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027972 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027972 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027972 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027972 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027975 | 35068139Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | 35068133Halma plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | 35068131ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027975 | 35068106Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 35068128Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 35068137NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027975 | 35068101Autoliv Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027975 | 35068102Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027975 | 35068136MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027975 | 35068121ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027975 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027975 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027975 | USD
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000027975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027975 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027975 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027975 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027975 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027975 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027975 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027975 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027975 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230902 | 35068139Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | 35068133Halma plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | 35068131ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230902 | 35068106Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 35068128Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 35068137NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230902 | 35068101Autoliv Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230902 | 35068102Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230902 | 35068136MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230902 | 35068121ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230902 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230902 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230902 | USD
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000230902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000230902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000230902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230902 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230902 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000230902 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000230902 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230902 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230902 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230902 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230902 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230902 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230902 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230902 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230902 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230902 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230902 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027978 | 35068139Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | 35068133Halma plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | 35068131ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027978 | 35068106Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 35068128Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 35068137NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027978 | 35068101Autoliv Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027978 | 35068102Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027978 | 35068136MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027978 | 35068121ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027978 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027978 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027978 | USD
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000027978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027978 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027978 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027978 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027978 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027978 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027978 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027978 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027974 | 35068139Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | 35068133Halma plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | 35068131ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027974 | 35068106Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 35068128Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 35068137NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027974 | 35068101Autoliv Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027974 | 35068102Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027974 | 35068136MediaTek Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027974 | 35068121ICON plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027974 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027974 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027974 | USD
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000027974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027974 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027974 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027974 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027974 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027974 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027974 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027974 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027974 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027974 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027974 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027974 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%